Schedule of Timing of Revenue Recognition (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 19,136,922	$ 25,860,705	$ 13,847,548	$ 21,810,317
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	38,245	51,682	1,350	4,701
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 19,098,677	$ 25,809,023	$ 13,846,198	$ 21,805,616